Property and equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amortization expense	$ 143,000	$ 201,000	$ 203,000
Computer Equipment [Member]
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	$ 802,000	$ 25,000	$ 0